Description of the Business and Group Composition - Additional Information (Details) € in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Mar. 31, 2022	Aug. 31, 2021	Jan. 31, 2021 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021
Subscription and Shareholders Agreement [Member]
Disclosure of subsidiaries [line items]
Proportion of voting rights held by minority shareholders				25.60%	25.60%
Natuzzi Singapore PTE. LTD. [Member] | Services and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary				74.40%	74.40%	93.00%
Natuzzi Singapore PTE. LTD. [Member] | Truong Thanh Furniture Corporation [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary				74.40%	74.40%
Natuzzi Singapore PTE. LTD. [Member] | Truong Thanh Furniture Corporation [Member] | Subscription and Shareholders Agreement [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	20.00%	20.00%		20.00%	20.00%
Payment of cash and cash equivalent				$ 5,357	€ 4,885
Natuzzi Quanjiao Limited [Member] | Manufacturing And Distribution [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary				100.00%	100.00%
Related Party [Member] | Natuzzi Singapore PTE. LTD. [Member]
Disclosure of subsidiaries [line items]
Percentage of interest sold or exchanged			7.00%
Capital injection in subsidiary			€ 1,300